Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended															3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2023 shares	Aug. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Oct. 31, 2021 shares	Aug. 31, 2021 shares	Sep. 30, 2024 Vote $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 Vote $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2023 item $ / shares shares	Jun. 07, 2024 shares	Jun. 06, 2024 shares	Mar. 01, 2022 USD ($)
Sale Of Stock [Line Items]
Common stock, shares authorized									8,333,333							16,666,667		16,666,667		8,333,333	8,333,333	8,333,333	8,333,333	16,666,667	8,333,333
Common stock, par value | $ / shares									$ 0.001							$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized									5,000,000							5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value | $ / shares									$ 0.001							$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued									4,483,112							4,750,553		4,750,553		4,540,059	4,540,059	4,540,059	4,540,059
Common stock, shares outstanding									4,483,112							4,750,553		4,750,553		4,540,059	4,540,059	4,540,059	4,540,059
Preferred stock, shares issued									0							0		0		0	0	0	0
Preferred stock, shares outstanding									0							0		0		0	0	0	0
Number of votes for each share of common stock																1		1				1	1
Net proceeds from sales of common stock under open market sales agreement | $																			$ 1,117		$ 1,117
Regulatory Milestones [Member] | Vifor International Ltd. [Member]
Sale Of Stock [Line Items]
Common stock, shares issued														273,533
Unsold Securities Under Shelf Registration Statement dated April 4, 2019 [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $													$ 154,525													$ 154,500
Open Market Sales Agreement [Member] | Jeffries LLC [Member]
Sale Of Stock [Line Items]
Stock Sale Commission Percentage													3.00%
Common stock, shares issued																0	32,240	0	32,240	32,240
Net proceeds from sales of common stock under open market sales agreement | $																	$ 1,117		$ 1,117		$ 1,117
Open Market Sales Agreement [Member] | Jeffries LLC [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $													$ 80,000
2022 Shelf Registration Statement [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $													$ 300,000													$ 300,000
Common Stock
Sale Of Stock [Line Items]
Common stock, shares issued																	32,340			32,240
Restricted Stock Units | Common Stock | Director [Member] | June 2022
Sale Of Stock [Line Items]
Restricted stock units, vested												3,600
Performance Restricted Stock Units [Member] | Common Stock
Sale Of Stock [Line Items]
Restricted stock units, vested																0	0	11,708	0
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | December 2022
Sale Of Stock [Line Items]
Restricted stock units, vested									2,184
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | March 2022
Sale Of Stock [Line Items]
Restricted stock units, vested													3,167
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | August 2021
Sale Of Stock [Line Items]
Restricted stock units, vested															3,667
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Executive Officers [Member] | December 2021
Sale Of Stock [Line Items]
Restricted stock units, vested									2,184											0
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Executive Officers [Member] | March 2021
Sale Of Stock [Line Items]
Restricted stock units, vested						1,333
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | October 2021
Sale Of Stock [Line Items]
Restricted stock units, vested										2,958										2,958
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | October 2022
Sale Of Stock [Line Items]
Restricted stock units, vested										2,958
Time-based Restricted Stock Units [Member] | Common Stock
Sale Of Stock [Line Items]
Restricted stock units, vested																740	1,345	18,786	16,199
Time-based Restricted Stock Units [Member] | Common Stock | Director [Member] | June 2022
Sale Of Stock [Line Items]
Restricted stock units, vested				4,948
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February 2022
Sale Of Stock [Line Items]
Restricted stock units, vested							3,577
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February 2020
Sale Of Stock [Line Items]
Restricted stock units, vested							1,333
Time-based Restricted Stock Units [Member] | Common Stock | Interim Principal Financial and Accounting Officer [Member] | September 2022
Sale Of Stock [Line Items]
Restricted stock units, vested											625
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | October 2021
Sale Of Stock [Line Items]
Restricted stock units, vested	740		740		740			740
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | October 2022
Sale Of Stock [Line Items]
Restricted stock units, vested		606
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | December 2021
Sale Of Stock [Line Items]
Restricted stock units, vested				2,183
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | March 2021
Sale Of Stock [Line Items]
Restricted stock units, vested						1,333